Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per Share
Note 11 - Earnings per Share
The computation of basic income/(loss) per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2024	2023	2022
Basic income / (loss) per share	0.33	0.09	(1.64)
Diluted income/ (loss) per share	0.32	0.09	(1.64)

Issued ordinary shares at the end of the year	264,080,391	264,080,391	229,263,598
Weighted average number of shares outstanding during the year, basic	250,891,106	244,270,405	178,404,637
Dilutive effect of share options and RSU (1)	3,573,189	3,880,209	—
Weighted average number of shares outstanding during the year, diluted	254,464,295	248,150,614	178,404,637

(1) For the year ended December 31, 2024 6,231,669 share options using the treasury stock method have been included as they are dilutive. For the year ended December 31, 2023 8,559,698 share options and 112,780 restricted stock units using the treasury stock method have been included as they are dilutive.

The weighted average number of shares outstanding includes 10,860,689 and 14,443,270 shares as of December 31, 2024 and December 31, 2023 shares, respectively, which have been issued as part of a share lending arrangement relating to the Company's issuance of $250.0 million Convertible Bonds in 2023 (see Note 26 - Stockholders' Equity).
The following potential share issuances effects of our convertible bonds due in May 2028 (the 'Convertible Bonds'), share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	2024	2023	2022
Convertible bonds	34,078,777	34,260,413	5,540,079
Share options	6,406,667	2,160,000	9,445,006
Performance stock units	750,000	500,000	500,000
Restricted share units	886,610	—	88,584
For the year ended December 31, 2024, the impact of 6,406,667 share options, 750,000 performance share units and 886,610 restricted share units were anti-dilutive as using the treasury stock method as the exercise price was higher than the average share price, and therefore have been excluded from the calculation. For the year ended December 31, 2024, 34,078,777 shares issuable upon exercise of our Convertible Bonds with a conversion price of $7.0249 per share, have been excluded as they are anti-dilutive.
For the year ended December 31, 2023, the impact of 2,160,000 share options and 500,000 performance share units were anti-dilutive as using the treasury stock method as the exercise price was higher than the average share price, and therefore have been excluded from the calculation. For the year ended December 31, 2023, 34,260,413 shares issuable upon exercise of our Convertible Bonds with a conversion price of $7.2971 per share, have been excluded as they are anti-dilutive.
Diluted EPS for the year ended December 31, 2022 does not include the effect of the assumed conversion of potentially dilutive instruments listed above, due to loss sustained in this years as this is deemed to have an anti-dilutive effect on our EPS.